Schedule of Outstanding Common Stock Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise prices, beginning balance	$ 4.125
Weighted average exercise prices, warrants granted 2023	3.194	4.125
Weighted average exercise prices, ending balance	$ 3.639	$ 4.125
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares beginning balance, 2023	365,141	343,413
Weighted average exercise prices, beginning balance	$ 6.81	$ 6.77
Number of shares , warrants granted	112,110	21,728
Weighted average exercise prices, warrants granted 2023	$ 6.88	$ 7.50
Number of shares , exercisable	477,251	365,141
Weighted average exercise prices, ending balance	$ 6.83	$ 6.81
Weighted average exercise prices, exercisable	$ 6.83